Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Contributions to ESOP	In addition, the subsidiaries made contributions to the ESOP as follows:

	Years ended December 31
	2025	2024

Number of shares issued	—	20,542

Fair value of stock contributed	$—	$500

Cash contributed	675	55

Total expense	$675	$555